Net Loss per Unit	6 Months Ended	12 Months Ended
	Mar. 26, 2022	Sep. 25, 2021
Earnings Per Share [Abstract]
Net Loss per Unit
9. Net Loss Per Unit
The following table sets forth the computation of basic and diluted loss per unit attributable to Class A Units and Class C Units (in thousands, except unit and per unit information) for the three and six month periods ending March 26, 2022 and March 27, 2021:

	Three Months Ended		Six Months Ended
	March 26, 2022	March 27, 2021	March 26, 2022	March 27, 2021
Basic and diluted loss attributable to Class A and Class C Units:
Net loss	$(29,903)	$(26,855)	$(52,956)	$(53,058)
Return on redeemable Preferred Units	(8,641)	(8,231)	(17,282)	(16,460)

Loss attributable to Class A Units and Class C Units	$(38,544)	$(35,086)	$(70,238)	$(69,518)

Weighted average units used in computing loss per unit attributable to Class A Units and Class C Units, basic and diluted	6,872,944	6,426,203	6,682,894	6,426,203

Loss per unit attributable to Class A Units and Class C Units, basic and diluted	$(5.61)	$(5.46)	$(10.51)	$(10.82)

Since the Company incurred net losses for each of the periods presented, diluted net loss per unit is the same as basic net loss per unit.
All
of the Company’s outstanding Warrants (defined below) were excluded in the calculation of diluted net loss per unit as the effect would be anti-dilutive.

14. Net Loss per Unit
Loss per unit attributable to Class A Units and Class C Units is calculated as the sum of net loss plus the undeclared cumulative return on Preferred Units divided by the average number of Class A Units and Class C Units outstanding for the period. Changes in the redemption value of the Class C Units are not included in the calculation of net loss attributable to Class A Units and Class C Units because the Class C Units are redeemable at intrinsic value. Therefore, the redemption does not represent an economic benefit to the holders of Class C Units that is different from what is received by other unit holders. Since the Company incurred net losses for each of the periods presented, diluted net loss per unit is the same as basic net loss per unit. The Company’s outstanding Warrant Units were excluded in the calculation of diluted net loss per unit as the effect would be anti-dilutive. There were no potentially dilutive securities for the years ended September 25, 2021 or September 26, 2020 and therefore, the basic and diluted loss per unit have been presented together.
The following table sets forth the computation of basic and diluted loss per unit attributable to Class A Units and Class C Units (in thousands, except unit and per unit information):

	Year Ended
	September 25, 2021	September 26, 2020	September 28, 2019
Basic and diluted loss attributable to Class A and Class C Units:
Net loss	$(122,314)	$(109,521)	$(104,361)
Returns on redeemable Preferred Units	(32,919)	(29,565)	(25,181)

Loss attributable to Class A Units and Class C Units	$(155,233)	$(139,086)	$(129,542)

Weighted average units used in computing loss per unit attributable to Class A Units and Class C Units, basic and diluted	6,426,203	6,426,203	6,426,203

Loss per unit attributable to Class A Units and Class C Units, basic and diluted	$(24.16)	$(21.64)	$(20.16)